Supplement dated January 25, 2017
to the Prospectus, as applicable, and Statement of Additional Information (SAI), each as supplemented, of the following Funds (each a Fund and together the Funds):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Variable Portfolio (VP) – Jennison Mid Cap Growth Fund	SAI: 6/21/2016
Variable Portfolio (VP) – Nuveen Winslow Large Cap Growth Fund	Prospectus: 5/1/2016 and SAI: 6/21/2016
To reflect a change effective on December 31, 2016 (the Effective Date), the list of portfolio managers under the caption “Fund Management” in the “Summary of VP – Nuveen Winslow Large Cap Growth Fund” section of the Prospectus is hereby superseded and replaced with the following information:
Subadviser: Winslow Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Justin Kelly, CFA	Chief Executive Officer, Chief Investment Officer and Portfolio Manager	Co-manager	2010
Patrick Burton, CFA	Managing Director and Portfolio Manager	Co-manager	2013
The rest of the section remains the same.
On the Effective Date, the information under the caption “Portfolio Management — Portfolio Managers” in the “More Information About VP – Nuveen Winslow Large Cap Growth Fund” section of the Prospectus is hereby superseded and replaced with the following information:
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Winslow Capital Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Justin Kelly, CFA	Chief Executive Officer, Chief Investment Officer and Portfolio Manager	Co-manager	2010
Patrick Burton, CFA	Managing Director and Portfolio Manager	Co-manager	2013
Mr. Kelly joined Winslow Capital in 1999. Mr. Kelly began his investment career in 1993 and earned a B.S. from Babson College.
Mr. Burton joined Winslow Capital in 2010. Prior to joining Winslow Capital, Mr. Burton was a Senior Equity Research Analyst at Thrivent Asset Management from 2009 to 2010. Prior to that, Mr. Burton was a Managing Director with Citigroup Investments from 1999 to 2009. Mr. Burton began his investment career in 1984 and earned a B.S. from the University of Minnesota.
The rest of the section remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2015, unless otherwise noted
VP – Jennison Mid Cap Growth Fund	Jennison: John Mullman	4 RICs 4 PIVs 10 other accounts(a)	$12.82 billion $757.00 million $2.00 billion	None	Jennison	Jennison
	Sheetal Prasad(g)	2 RICs 4 PIVs 11 other accounts	$322.00 million $735.00 million $1.90 billion
S-6466-280 A (1/17)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Nuveen Winslow Large Cap Growth Fund	Winslow Capital: Justin H. Kelly	7 RICs 4 PIVs 1,445 other accounts	$20.55 billion $1.16 billion $7.86 billion	3 other accounts ($382.00 M)	Winslow Capital	Winslow Capital
Patrick M. Burton
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Other accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2016.
The rest of the section remains the same.
Effective immediately, the information under the heading "Jennison" in the subsection "Structure of Compensation" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Jennison: Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Jennison recognizes individuals for their achievements and contributions and continues to promote those who exemplify the same goals and level of commitment that are benchmarks of the organization. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. Overall firm profitability determines the size of the investment professional compensation pool. In general, the cash bonus represents most of an investment professional’s compensation.
Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross-of-fee pre-tax performance of accounts or composites of accounts managed by Jennison.
Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Not all factors are applicable to every investment professional, and there is no particular weighting or formula for considering the factors.
The factors reviewed for the portfolio managers are listed below.
The quantitative factors reviewed for the portfolio managers may include:
■	One-, three-, five-year and longer term pre-tax investment performance groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation.
■	The investment professional’s contribution to client portfolio’s pre-tax one-, three-, five-year and longer-term performance from the investment professional’s recommended stocks relative to market conditions, the strategy’s passive benchmarks, and the investment professional’s respective coverage universes.
The qualitative factors reviewed for the portfolio managers may include:
■	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;
■	Historical and long-term business potential of the product strategies;
■	Qualitative factors such as teamwork and responsiveness; and
■	Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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S-6466-280 A (1/17)